johim13f-012609

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008

Check here if Amendment [  ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      J O Hambro Investment Management Limited
                           21 St. James Square
                           London SW1Y 4HB


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Anthony Balniel
Title:        Head of Private Clients
Phone:        +44 20 7484 7476

Signature, Place, and Date of Signing:


 /s/ Anthony Balniel          London, England         January 26, 2009
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                            0
                                                  -----------------------

Form 13F Information Table Entry Total:                      45
                                                  -----------------------

Form 13F Information Table Value Total:              $298,292 (x 1000)
                                                  -----------------------


List of Other Included Managers:

           NONE

                    J O HAMBRO INVESTMENT MANAGEMENT LIMITED

                            Name of Reporting Manager
                           Form 13F Information Table


Name of Issuer               Type of                  Value         Shrs or    Shr/  Investment      Other     Voting Authority
                             Class      Cusip        (x$1000)       Prn Amt.   Prn   Discretion      Managers  Sole Shared   None
ACTIVISION BLIZZARD Inc Com   COM	00507V109     1,826	    211,400    SH    Shared-Defined     0                    211,400
ALTRIA GROUP Inc Com          COM	02209S103	231	     15,365    SH    Shared-Defined	0                     15,365
AMERICAN EXPRESS CO           COM       025816109    16,688         300,875    SH    Shared-Defined     0                    300,875
AMERICAN PUBLIC EDUCATION     COM       02913V103     1,915	     51,500    SH    Shared-Defined     0                     51,500
AON CORP Com                  COM       037389103    16,688         365,330    SH    Shared-Defined     0                    365,330
AT&T Com 	   	      COM	00206R102     6,033	    211,691    SH    Shared-Defined	0		     211,691
BRISTOL-MYERS SQUIBB Co Com   COM	110122108     1,256          54,000    SH    Shared-Defined     0                     54,000
BROOKDALE SN LIVING   	      COM	112463104     2,885	    516,960    SH    Shared-Defined	0		     516,960
BRUNSWICK CAP LTD	      COM	117043109     1,955       1,954,545    SH    Shared-Defined     0                  1,954,545
CADIZ INC     		      COM	127537207     4,944         395,202    SH    Shared-Defined     0                    395,202
CHEVRON CORP COM	      COM	166764100     6,836	     92,417    SH    Shared-Defined     0                     92,417
CHUBB CORP COM                COM       171232101    13,944         273,420    SH    Shared-Defined     0                    273,420
COLGATE-PALMOLIVE CO.         COM       194162103    24,075         351,250    SH    Shared-Defined     0                    351,250
COVANTA HOLDING CORP          COM       22282E102       283          12,900    SH    Shared-Defined     0                     12,900
Dr PEPPER SNAPPLE	      COM	26138E109     2,399         147,648    SH    Shared-Defined     0                    147,648
EL PASO CORP                  COM       28336I109     4,747         606,260    SH    Shared-Defined     0                    606,260
EXXON MOBIL CORP              COM       30231G102     8,762         107,952    SH    Shared-Defined     0                    107,952
GENENTECH INC CORP            COM       368710406     6,661          80,340    SH    Shared-Defined     0                     80,340
GENERAL ELECTRIC CO           COM       369604103       753          46,475    SH    Shared-Defined     0                     46,475
GOOGLE INC CLASS A            COM       38259P508     6,493          21,105    SH    Shared-Defined     0                     21,105
HERSHEY CO                    COM       427866108       438          12,620    SH    Shared-Defined     0                     12,620
INVERNESS MED INNOV           COM       46126P106     3,660         193,525    SH    Shared-Defined     0                    193,525
INVESCO LTC COM               COM       G491BT108     3,410         236,175    SH    Shared-Defined     0                    236,175
JOHNSON & JOHNSON COM         COM       478160104     2,128          35,575    SH    Shared-Defined     0                     35,575
JPMORGAN CHASE COM	      COM       46625H100       450          14,285    SH    Shared-Defined     0                     14,285
MARSH & MCLENNAN COS INC      COM       571748102     7,210         297,092    SH    Shared-Defined     0                    297,092
MERCK & CO. INC               COM       589331107       566          18,630    SH    Shared-Defined     0                     18,630
MICROSOFT CORP                COM       594918104     1,243          63,939    SH    Shared-Defined     0                     63,939
MORGAN STANLEY COM	      COM	617446448     3,281         204,520    SH    Shared-Defined     0	             204,520
NUVASIVE INC COM	      COM	670704105     7,416	    214,040    SH    Shared-Defined     0		     214,040
ORACLE CORP                   COM       68389X105       230          13,000    SH    Shared-Defined     0                     13,000
ORIENT EXPRESS HOTELS CL A    COM	G67743107       310	     40,500    SH    Shared-Defined     0		      40,500
PEPSICO INC                   COM       713448108       919          16,781    SH    Shared-Defined     0                     16,781
PHILIP MORRIS INTERNATIONAL   COM       718172109    13,806         317,298    SH    Shared-Defined     0                    317,298
PROCTOR & GAMBLE CO           COM       742718109    13,389         216,580    SH    Shared-Defined     0                    216,580
QUALCOMM INC COM              COM       747525103     4,424         123,470    SH    Shared-Defined     0                    123,470
REYNOLDS AMERICAN INC         COM       761713106    13,783         341,925    SH    Shared-Defined     0                    341,925
SCHLUMBERGER                  COM       806857108     3,803          89,850    SH    Shared-Defined     0                     89,850
SOUTHERN CO COM	              COM       842587107    39,221       1,060,022    SH    Shared-Defined     0                  1,060,022
SPECTRA ENERGY CORM COM       COM       847560109     4,656         295,800    SH    Shared-Defined     0                    295,800
UNITED PARCEL SERVICES	      COM	911312106    13,398         242,900    SH    Shared-Defined     0                    242,900
UNITED TECHNOLOGIES CORP      COM	913017109     8,961         167,190    SH    Shared-Defined     0                    167,190
VERIZON COMMUNICATIONS        COM       92343V104    12,707         374,850    SH    Shared-Defined     0                    374,850
WAL MART STORES INC COM	      COM       931142103    12,198         217,590    SH    Shared-Defined     0                    217,590
WISCONSIN ENERGY COM          COM       976657106     8,431         200,415    SH    Shared-Defined     0                    200,415